Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Earnings Per Share
On June 30, 2014, approximately 45.4 million TimkenSteel common shares were distributed to Timken shareholders in conjunction with the spinoff. Basic earnings per share are computed based upon the weighted average number of common shares outstanding. Diluted earnings per share are computed based upon the weighted average number of common shares outstanding plus the dilutive effect of common share equivalents calculated using the treasury stock method. For comparative purposes, and to provide a more meaningful calculation for weighted average shares, the weighted average shares outstanding as of June 30, 2014 was assumed to be outstanding as of the beginning of each period presented prior to the spinoff in the calculation of basic weighted average shares. In addition, for the dilutive weighted average share calculations, the dilutive securities outstanding at June 30, 2014 were assumed to be also outstanding at each of the periods presented prior to the spinoff. For the years ended December 31, 2014, 2013 and 2012, 0.1 million, 0.2 million and 0.2 million of equity-based awards, respectively, were excluded from the computation of diluted earnings per share because the effect of their inclusion would have been anti-dilutive. Treasury stock is excluded from the denominator in calculating both basic and diluted earnings per share.
The following table sets forth the reconciliation of the numerator and the denominator of basic earnings per share and diluted earnings per share for the years ended December 31, 2014, 2013 and 2012:

	Years Ended December 31,
	2014	2013	2012
Numerator:
Net income for basic and diluted earnings per share	$104.4	$89.5	$155.2

Denominator:
Weighted average shares outstanding, basic	45,541,705	45,729,624	45,729,624
Dilutive effect of stock-based awards	502,438	519,883	519,883
Weighted average shares outstanding, diluted	46,044,143	46,249,507	46,249,507

Basic earnings per share	$2.29	$1.96	$3.39
Diluted earnings per share	$2.27	$1.94	$3.36